SHARE BASED PAYMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended			12 Months Ended
	Jul. 10, 2016	Mar. 10, 2016	Feb. 12, 2016	May 12, 2015	May 12, 2015	Aug. 01, 2014	Jun. 01, 2014	Dec. 31, 2015	Oct. 31, 2015	Jun. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested and expected to vest											5,857,755
Share-based compensation expense											$ 45	$ 343	$ 773
Intrinsic value of options exercised during the period											0	0	1,928
Fair value of options vested											0	0	694
Unrecognized compensation cost											$ 0	$ 45
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition											0 years	22 days
Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						50,000
2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized														6,000,000
Options granted						140,000	2,376,620		50,000
Exercise price						$ 1.045	$ 1.025
Expiration date of options	Dec. 31, 2016	Dec. 31, 2016							Jan. 31, 2016
Contract life						5 years
Granted, Weighted average grant-date fair value	$ 0.38	$ 1.67
Options vested and expected to vest									20,830
Options cancelled									29,170
Stock Issued During Period, Shares, Share-based Compensation, Gross	2,139,918	685,000
2012 stock incentive plan [Member] | Nonemployee Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
AllocatedShareBasedCompensationExpense													$ 179
2012 stock incentive plan [Member] | Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				660,000	100,000					200,000
Exercise price				$ 1.675
Options vested and expected to vest				16,664	16,664
2012 stock incentive plan [Member] | Two Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					200,000
Exercise price			$ 1.12
Expiration date of options			Jan. 31, 2016
Options vested								3,332
Options cancelled			83,336					150,002
Unvested options			$ 166,668
2012 stock incentive plan [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					100,000